Restricted Cash	12 Months Ended
Dec. 31, 2013
Restricted Cash Disclosure [Abstract]
Restricted Cash Disclosure [Text Block]

7. Restricted Cash

Restricted cash represents cash received from IRB drawings that have been received in advance of incurring expenditures for which the IRBs are made available. At December 31, 2013, $498 (2012 - $476) of cash is restricted to fund a portion of landfill construction activities and equipment and container expenditures in the Company's U.S. northeast operations.